RESTRICTED CASH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
RESTRICTED CASH
Balance of restricted cash	$ 1,067	$ 6,112
Deposit of forward foreign currency exchange transactions
RESTRICTED CASH
Balance of restricted cash	94	808
Deposit of Letter of Guarantee for a project
RESTRICTED CASH
Balance of restricted cash	657	648
Bank letter of guarantee for facility rentals in Singapore and Spain
RESTRICTED CASH
Balance of restricted cash	203	210
Deposits of bank bills
RESTRICTED CASH
Balance of restricted cash	83	2,812
Pledged deposit for short-term bank loan
RESTRICTED CASH
Balance of restricted cash	0	1,605
Deposits to secure commercial card issued by bank
RESTRICTED CASH
Balance of restricted cash	$ 30	$ 29